Preference Shares	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Preference Shares
13.	PREFERENCE SHARES

On September 9, 2009, the Company issued 10,000,000 Seed contingently redeemable convertible preference shares (“Seed Preference Shares”) for a total gross cash consideration of $500.

On March 15, 2010 and September 15, 2010, the Company issued an aggregate of 62,500,000 Series A contingently redeemable convertible preference shares (“Series A Preference Shares”) for a total gross cash consideration of $10,000.

On March 30, 2016 and August 19, 2016, the Company issued an aggregate of 13,836,030 Series B contingently redeemable convertible preference shares (“Series B Preference Shares”) to the Series A Preference Shares investor and two new third party investors with a total gross cash consideration of $200,000.

The Seed, the Series A and the Series B contingently redeemable convertible preference shares are collectively known as Preference Shares.

The Preference Shares were all subsequently converted into ordinary shares of the Company on a one-to-one basis and re-designated as Class A ordinary shares on a one-for-one basis upon the closing of the Company’s IPO in October 2017 (Note 15).

The significant terms of the Preference Shares are summarized below.

Voting

The holder of each class of the Preference Shares is entitled to voting rights equal to the ordinary shareholders on an as converted basis, and is entitled to vote on any matter subject to ordinary shareholder voting.

Dividends

In the event the Company has not consummated an IPO by March 30, 2019, on the earliest (i) the closing of an IPO of the Company, (ii) the closing of a deemed liquidation (as discussed below) or (iii) March 30, 2022 (the “Series B Dividend Payment Date”), to the extent that funds are legally available, each holder of the Series B Preference Shares shall be entitled to receive a fixed cash dividend of 0.75% per quarter of the Series B Preference Share Purchase Price per share (the “Conditional Series B Preference Dividend”) for each Series B Preference Share held by such holder outstanding at the Series B Dividend Payment Date, accruing without compounding from the first business day following March 30, 2019 to the Series B Dividend Payment Date, provided that the aggregate amount payable to the holders of Series B Preference Shares does not exceed an amount equal to the product of (a) 9% and (b) the aggregate purchase price for the total number of Series B Preference Shares outstanding on the Series B Dividend Payment Date. Upon any payment of the Conditional Series B Preference Dividend, the Conditional Series B Preference Dividend shall no longer accrue and holders of the Series B Preference Shares will not have any right to receive any additional dividend unless both the Conditional Series B Preference Dividend (if applicable) and the Series A Preference Dividend (as discussed below) have been paid in full.

After the Conditional Series B Preference Dividend (if applicable) has been paid in full, each holder of the Series A Preference Shares shall be entitled to receive a fixed non-cumulative dividend of 8% per annum of the Series A Preference Share Purchase Price per share (the “Series A Preference Dividend”) as and when declared to be distributable by the Directors.

After the Conditional Series B Preference Dividend (if applicable) and the Series A Preference Dividend have been paid in full, the Company may, to the extent funds are legally available, pay dividends (which shall not be cumulative) to the holders of ordinary shares, the Preference Shares on an as-converted basis. If the amount of dividends available is not sufficient to pay these holders, the amounts paid will be shared among the holders ratably on a pari passu basis.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company (each a “Liquidation Event”), either voluntary or involuntary, or the occurrence of a Deemed Liquidation Event defined as (a) a merger, consolidation, acquisition, scheme of arrangement or similar transaction involving the Company with or into another entity outside of the group under circumstances that results in a control of the Company; or (b) the sale, license or lease of all or substantially all of the Company’s or its subsidiaries’ assets; or (c) the sale or exclusive license of all or substantially all of the Company’s intellectual property, the holders of the Series B Preference Shares shall be entitled to receive the Series B liquidation preference amounts, prior to any distribution to the holders of the ordinary shares, the Seed and the Series A Preference Shares. After the distribution to holders of Series B liquidation preference amounts, the holders of the Series A Preference Shares shall be entitled to receive the Series A liquidation preference amounts, prior to any distribution to the holders of the ordinary shares and the Seed Preference Shares. After the distribution in full of the Series A and Series B liquidation preference amounts, the holders of the Seed Preference Shares shall be entitled to receive the Seed liquidation preference amounts, prior to any distribution to the holders of the ordinary shares. After payment to holders of the Preference Shares of the full amount of the respective liquidation preferences, the remaining assets and funds of the Company available for distribution to its members shall be distributed pro rata to all holders of the ordinary shares and Series A Preference Shares (but not for holders of Series B Preference Shares or Seed Preference Shares) on an as-converted basis assuming full conversion into ordinary shares of all such Series A and Series B Preference Shares.

Conversion

Each holder of the Preference Shares has the right to convert any or all of their Preference Shares to voting ordinary shares at any time or upon the first of (A) closing of a Qualified Public Offering or (B) upon written consent of the holders of at least two-thirds of all the Series A and Series B Preference Shares then outstanding, in case of the conversion of Series A or Series B Preference Shares, or two-thirds of all the Seed Preference Shares then outstanding, in case of the conversion of Seed Preference Shares. The initial conversion price and conversion ratio is the stated issuance price of each class of the Preference Shares and one-for-one, respectively.

The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company less than the conversion price of the Series A Preference Shares in effect immediately prior to such issue. In such event, the Series A conversion price shall be reduced, concurrently with such issue, to prices as adjusted according to an agreed-upon formula.

Registration Rights

The Registrable Securities of the Company (as defined in the investors’ rights agreement), including the ordinary shares held by certain institutional investors and individual shareholders and ordinary shares issued or issuable upon conversion of Preference Shares contain certain registration rights, including demand registration rights, piggyback registration rights and Form F-3 or Form S-3 registration rights. The Company is required to use its best effort to effect the registration if requested by the holders of such Registrable Securities.

Accounting for the Preference Shares

The Preference Shares were initially classified as mezzanine equity as these preference shares are contingently redeemable upon the occurrence of a conditional event (i.e. Deemed Liquidation Event). The initial carrying values of the Preference Shares were based on the total consideration received at their respective issuance dates.

The Company concluded that the Preference Shares were not redeemable currently, and is not probable that the Preference Shares will become redeemable because the likelihood of a Liquidation Event is remote. Therefore, no adjustment will be made to the initial carrying amount of the Preference Shares until it is probable that they will become redeemable.

The holders of the Preference Shares have the ability to convert the instrument into the Company’s ordinary shares. The Company evaluated the embedded conversion option in these convertible preference shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of the Preference Shares do not qualify for bifurcation accounting because the underlying ordinary shares were not publicly traded before IPO nor were they readily convertible into cash. There were no other embedded derivatives that are required to be bifurcated.

BCF exists when the conversion price of the preference share is lower than the fair value of the ordinary share at the commitment date. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the preference share as a contribution to additional paid-in capital. The resulting discount to the convertible redeemable preference shares is then accreted to the redemption value using the effective interest method as a deemed dividend through accumulated deficits. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On September 9, 2009, the most favorable conversion price used to measure the beneficial conversion feature for the Seed Preference Shares was the issuance price of $0.05. No beneficial conversion feature was recognized for the Seed Preference Shares as the fair value per ordinary share at the commitment date was $0.05, which was equal to the most favorable conversion price.

On March 15, 2010 and September 15, 2010, the most favorable conversion price used to measure the beneficial conversion feature for the Series A Preference Shares was the issuance price of $0.16. No beneficial conversion feature was recognized for the Series A Preference Shares as the fair value per ordinary share at the commitment date was $0.14, which was less than the most favorable conversion price.

On March 30, 2016 and August 19, 2016, the most favorable conversion price used to measure the beneficial conversion feature for the Series B Preference Shares was the issuance price of $14.46. No beneficial conversion feature was recognized for the Series B Preference Shares as the fair value per ordinary share at the commitment dates was $12.11 and $12.52, respectively, which was less than the most favorable conversion price.

The carrying values of the Company’s Seed and Series A Preference Shares as of December 31, 2016 are $500 and $10,000, respectively. The carrying value of the Company’s Series B Preference Shares as of December 31, 2016 is $194,575. As of December 31, 2016, no dividend was declared by the Company on the Preference Shares.